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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series Evergreen High Grade Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Strategic Municipal Bond Fund for the quarter ended August 31, 2006. These four series have a May 31 fiscal year end.

Date of reporting period:        August 31, 2006

Item 1 – Schedule of Investments

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.4%
AIRPORT 6.4%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$2,000,000	$2,134,600
Atlanta, GA Arpt. RB, RITES-PA 1392R, 6.22%, 01/01/2017 +	500,000	566,270
Dallas-Fort Worth, TX Intl. Arpt. RB, RITES-PA 1147R-B, 6.68%, 05/01/2011, (Insd. by FSA) +	1,000,000	1,161,920
Indianapolis, IN Local Pub. Impt. RB, RITES-PA 1394R-B, 5.74%, 01/01/2019 +	500,000	553,260
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. A, 5.25%, 10/01/2020	1,750,000	1,883,402

		6,299,452

EDUCATION 6.3%
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No.1, Ser. B, 5.00%, 12/01/2025	2,140,000	2,263,392
Maryland Econ. Dev. Corp. Student Hsg. RRB, Univ. of Maryland College Park Proj., 5.00%,
06/01/2024, (Insd. by FGIC)	2,000,000	2,123,520
Massachusetts Hlth. & Edl. RB, Springfield College Proj., 5.25%, 10/15/2033, (Insd. by FGIC)	1,750,000	1,842,033

		6,228,945

ELECTRIC REVENUE 13.4%
Missouri Muni. Power Agcy. RB, Plum Point Proj.:
5.00%, 01/01/2017	3,000,000	3,255,930
Ser. A, 5.00%, 01/01/2018	2,000,000	2,159,260
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,047,200
Superior, WI Ltd. Obl. RRB, Midwest Energy Proj., Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	4,500,000	5,838,795

		13,301,185

GENERAL OBLIGATION - LOCAL 12.0%
Cook Cnty., IL GO, Ser. A, 5.625%, 11/15/2016, (Insd. by MBIA)	1,000,000	1,031,400
Harlandale, TX Independent Sch. Dist. Refunding GO, 5.00%, 08/15/2028 #	1,000,000	1,052,870
King Cnty., WA Refunding GO, Ser. A, 5.00%, 01/01/2018, (Insd. by FSA)	2,720,000	2,922,694
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,234,120
Nassau Cnty., NY GO, Sewer Dist. Proj., Ser. B, 6.00%, 05/01/2014, (Insd. by FGIC)	695,000	794,684
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	500,000	619,675
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	964,568
Snohomish Cnty., WA Sch. Dist. GO, 5.00%, 12/01/2018	3,000,000	3,230,280

		11,850,291

GENERAL OBLIGATION - STATE 3.9%
District of Columbia GO, Gallery Place Proj.:
5.50%, 07/01/2019, (Insd. by FSA)	1,000,000	1,081,620
Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	748,660
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	2,000,000	2,023,020

		3,853,300

HOSPITAL 20.6%
California Hlth. Facs. Fin. Auth. RRB, Ser. A, 5.75%, 07/01/2015	125,000	126,445
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys. Proj., 5.25%, 08/01/2017	1,000,000	1,019,930
Illinois Hlth. Facs. Auth. RRB, Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	1,985,393
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A:
5.625%, 10/01/2016	2,000,000	2,157,260
5.625%, 10/01/2017	2,000,000	2,154,400
5.75%, 10/01/2018	2,500,000	2,711,750
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 02/15/2023, (Insd. by FHA & MBIA)	1,000,000	1,069,670
5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,482,123
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	1,160,000	1,243,706
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	295,000	346,861
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2030	1,500,000	1,650,120
University of New Mexico RB, Hosp. Proj., 5.00%, 07/01/2024, (Insd. by FSA & FHA)	1,000,000	1,050,150
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	1,000,000	1,084,090
Wisconsin Hlth. & Edl. Facs. RRB, Wheaton Franciscan Svcs. Proj., 6.00%, 08/15/2016	1,230,000	1,358,756

		20,440,654

1

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 4.8%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	$1,000,000	$1,042,340
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	673,200
California HFA SFHRB, Ser. A-1, Class III, 5.70%, 08/01/2011	145,000	148,206
Escambia Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021, (Insd. by FNMA &
GNMA)	355,000	365,291
Georgia HFA SFHRB, Sub. Ser. D-2, 5.50%, 06/01/2017	1,000,000	1,030,030
Idaho HFA SFHRB, Ser. B-2, 6.00%, 07/01/2014	935,000	942,134
Idaho Hsg. Agcy. SFHRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	65,000	65,118
New Mexico Mtge. Fin. Auth. SFHRB, Ser. C-1, 6.00%, 03/01/2032	275,000	275,421
New York HFA MHRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	65,000	65,343
Utah HFA SFHRB, Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	170,000	171,894

		4,778,977

INDUSTRIAL DEVELOPMENT REVENUE 4.4%
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	70,000	70,944
Ohio Water Dev. Auth. PCRRB, 5.00%, 06/01/2012	4,005,000	4,285,510

		4,356,454

LEASE 6.4%
Charlotte, NC COP, Convention Facs. Proj., 5.00%, 12/01/2023	2,740,000	2,889,220
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,245,730
Lawrence Township, IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	1,500,000	1,634,565
New York Env. Facs. Corp. RRB, Riverbank State Park Proj., 5.50%, 04/01/2016, (Insd. by AMBAC)	250,000	257,533
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A, 6.25%, 07/01/2015,
(Insd. by MBIA)	300,000	354,450

		6,381,498

MISCELLANEOUS REVENUE 3.2%
Aleutians East Burough Alaska RB, Aleutian Pribilof Islands, Inc. Proj.:
5.00%, 06/01/2020	1,000,000	1,031,070
5.50%, 06/01/2025	1,000,000	1,063,530
Lehman Muni. Trust Receipt RB, Los Angeles, CA Harbor Proj., Ser. 6, FRN, 3.40%, 08/01/2026	956,000	1,093,989

		3,188,589

PRE-REFUNDED 1.9%
Massachusetts Hlth. & Edl. Facs. Auth. RB, Springfield College, 5.25%, 11/01/2030, (Insd. by MBIA)	1,000,000	1,084,540
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. A, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	720,685
Texas Muni. Power Agcy. RB, 0.00%, 09/01/2015, (Insd. by MBIA) ¤	40,000	27,841

		1,833,066

RESOURCE RECOVERY 0.1%
Islip, NY Resource Recovery Agcy. RB, Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	100,000	114,905

SALES TAX 0.9%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2015	825,000	891,025

SPECIAL TAX 1.2%
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	545,000	553,616
Elk Grove, CA Unified Sch. Dist. Spl. Tax RRB, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by
AMBAC)	500,000	642,540

		1,196,156

STUDENT LOAN 1.0%
Alaska Student Loan RB, Student Loan Corp. Proj., Ser. A, 5.45%, 07/01/2016, (Insd. by AMBAC)	1,000,000	1,032,270

TOBACCO REVENUE 1.1%
Tobacco Settlement Fin. Corp. of New York, Ser. C-1, 5.50%, 06/01/2021	1,000,000	1,081,760

2

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 9.8%
Georgia Road & Thruway Auth. RB, 5.00%, 06/01/2017	$2,000,000	$2,180,620
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.875%, 06/01/2031	2,000,000	2,188,500
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,000,000	1,040,370
New York Thruway Auth. Hwy. & Bridge Trust Fund RB, Ser. B-2, 5.00%, 04/01/2017, (Insd. by FGIC)	3,000,000	3,250,290
Tampa-Hillsborough Cnty., FL Expressway Auth. RRB, 5.00%, 07/01/2018	1,000,000	1,083,510

		9,743,290

Total Municipal Obligations (cost $92,396,518)		96,571,817

	Shares	Value

SHORT-TERM INVESTMENTS 1.9%
MUTUAL FUND SHARES 1.9%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $1,919,329)	1,919,329	1,919,329

Total Investments (cost $94,315,847) 99.3%		98,491,146
Other Assets and Liabilities 0.7%		666,021

Net Assets 100.0%		$99,157,167

+	Inverse floating rate security
#	When-issued or delayed delivery security
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

3

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of August 31, 2006:

Ohio	12.8%
South Carolina	8.0%
Wisconsin	7.3%
New York	7.3%
Illinois	6.2%
Washington	6.2%
Missouri	5.5%
Florida	4.8%
District of Columbia	4.3%
Massachusetts	4.0%
Georgia	3.8%
Texas	3.5%
Alaska	3.2%
North Carolina	2.9%
Indiana	2.2%
Maryland	2.2%
Pennsylvania	2.2%
California	2.0%
Minnesota	1.7%
New Mexico	1.3%
Oklahoma	1.3%
Colorado	1.1%
Kansas	1.1%
Rhode Island	1.1%
Idaho	1.0%
Alabama	0.9%
Utah	0.2%
Non-state specific	1.9%

100.0%

On August 31, 2006, the aggregate cost of securities for federal income tax purposes was $94,327,539. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,186,982 and $23,375, respectively, with a net unrealized appreciation of $4,163,607.

4

EVERGREEN MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 95.8%
AIRPORT 3.7%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$2,495,000	$2,662,914
Atlanta, GA Arpt. RB, RITES-PA 1392R, 6.65%, 01/01/2017 +	5,895,000	6,676,323
Dallas-Fort Worth, TX Intl. Arpt. RB:
RITES-PA 1147R-A, 7.13%, 05/01/2011, (Insd. by MBIA) +	6,000,000	6,971,520
RITES-PA 1147R-B, 7.13%, 05/01/2011, (Insd. by FSA) +	2,840,000	3,299,853
Indianapolis, IN Local Pub. Impt. RB, RITES-PA 1394R-B:
6.18%, 01/01/2019 +	775,000	857,553
6.18%, 01/01/2020 +	4,230,000	4,680,580
Memphis-Shelby Cnty., TN Arpt. Auth. RB, Ser. A:
5.50%, 03/01/2016, (Insd. by FSA)	5,000,000	5,301,850
5.50%, 03/01/2017, (Insd. by FSA)	2,005,000	2,121,811

		32,572,404

COMMUNITY DEVELOPMENT DISTRICT 2.9%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.75%, 07/01/2022	4,000,000	4,145,560
6.00%, 07/01/2030	7,930,000	8,276,303
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	3,280,000	3,401,262
Henderson, NV Local Impt. Dist. RB:
5.05%, 09/01/2017	2,465,000	2,511,736
5.10%, 09/01/2018	2,500,000	2,548,000
5.125%, 09/01/2019	2,975,000	3,023,135
5.15%, 09/01/2020	2,105,000	2,135,670

		26,041,666

CONTINUING CARE RETIREMENT COMMUNITY 4.8%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj., 6.125%, 07/01/2022	685,000	734,943
Erie Cnty., NY Indl. Dev. Agcy. RB, Orchard Park CCRC, Inc. Proj.:
6.00%, 11/15/2026	7,000,000	7,415,170
6.00%, 11/15/2036	3,000,000	3,161,190
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	5,061,450
North Carolina Med. Care Commission Retirement Facs. RRB, First Mtge., United Methodist
Retirement Homes, Ser. C:
5.125%, 10/01/2019	1,300,000	1,325,961
5.25%, 10/01/2024	3,250,000	3,317,860
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Northwest Sr. Hsg. Edgemere Proj.:
6.00%, 11/15/2026	4,500,000	4,781,880
6.00%, 11/15/2036	6,500,000	6,811,675
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033, (Insd. by ACA)	3,500,000	3,738,210
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)	5,500,000	6,108,245

		42,456,584

EDUCATION 4.6%
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020,
(Insd. by AMBAC)	1,315,000	1,399,042
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., 5.00%, 12/01/2023	9,105,000	9,558,884
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B, 5.00%, 12/01/2026,
(Insd. by FSA)	2,295,000	2,423,566
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,215,806
Maryland Econ. Dev. Corp. Student Hsg. RRB, Univ. of Maryland College Park Proj., 5.00%,
06/01/2024, (Insd. by CIFG Svcs., Inc.)	3,020,000	3,206,515
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%, 03/01/2026	1,640,000	2,123,292
Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa:
5.25%, 10/01/2021	4,055,000	4,316,101
5.25%, 10/01/2026	1,135,000	1,203,350
University of California RB, Ser. A, 5.00%, 05/15/2024, (Insd. by MBIA)	9,530,000	10,023,177
University of New Mexico RB, Hosp. Mtge., 5.00%, 07/01/2021, (Insd. by FHA & FSA)	3,835,000	4,048,264
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019, (Insd. by FSA)	1,000,000	1,040,930

		40,558,927

1

EVERGREEN MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 1.5%
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%, 09/01/2022, (Insd. by
FGIC)	$10,000,000	$13,073,000
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	582,010

		13,655,010

GENERAL OBLIGATION – LOCAL 6.6%
Adams Cnty., OH Valley Local Sch. Dist. GO, Adams & Highland Cnty., 7.00%, 12/01/2015, (Insd. by
MBIA)	2,000,000	2,381,880
Akron, OH Refunding GO, 5.00%, 12/01/2018	5,300,000	5,723,576
District of Columbia GO, Gallery Place Proj., 5.50%, 07/01/2019, (Insd. by FSA)	1,665,000	1,800,897
El Paso Cnty., CO Sch. Dist. No. 11 GO:
6.50%, 12/01/2012	2,310,000	2,670,730
7.10%, 12/01/2013	2,000,000	2,420,600
Harlandale, TX Independent Sch. Dist. Refunding GO, Sch. Bldg., 5.00%, 08/15/2028 #	2,495,000	2,626,911
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,793,285
Methuen, MA GO, 5.625%, 11/15/2015, (Insd. by FSA)	500,000	512,025
New York, NY GO:
Ser. G:
5.00%, 08/01/2020	10,000,000	10,600,600
5.00%, 12/01/2021	10,000,000	10,509,600
Ser. H, 5.00%, 08/01/2019, (Insd. by AMBAC)	10,000,000	10,672,500
Ser. I, 5.00%, 08/01/2017	5,000,000	5,360,800
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	500,000	619,675

		58,693,079

GENERAL OBLIGATION – STATE 11.1%
Georgia Refunding GO, Ser. B:
5.00%, 07/01/2017	10,000,000	10,869,300
5.00%, 07/01/2018	22,100,000	23,943,582
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	6,850,000	6,928,843
Maryland GO:
Capital Impt. Proj., Ser. A, 5.25%, 02/15/2014	10,000,000	11,018,800
Local Facs. Impt., Ser. A, 5.00%, 08/01/2018	10,000,000	10,926,400
Massachusetts GO, 5.00%, 08/01/2021	5,750,000	6,153,477
North Carolina GO, Ser. A, 5.00%, 06/01/2018	14,900,000	16,250,685
Texas GO:
College Student Loan, 5.25%, 08/01/2013	1,225,000	1,315,773
Veteran's Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017	1,000,000	1,030,160
Texas Trans. Cmnty. Mobility Fund GO, Ser. A, 5.00%, 04/01/2024	4,400,000	4,648,072
Washington GO:
Ser. A, 6.75%, 02/01/2015	1,000,000	1,154,820
Ser. B & AT-7, 6.40%, 06/01/2017	3,750,000	4,406,663

		98,646,575

HOSPITAL 12.4%
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%, 11/15/2023	4,000,000	4,553,600
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	6,221,806
Illinois Hlth. Facs. Auth. RB:
RITES-PA 848R-A, 7.20%, 02/15/2013, (Insd. by FSA) +	1,340,000	1,547,164
RITES-PA 848R-B, 7.20%, 02/15/2014, (Insd. by FSA) +	1,415,000	1,626,542
RITES-PA 848R-C, 7.20%, 02/15/2015, (Insd. by FSA) +	865,000	987,052
RITES-PA 848R-D, 7.20%, 02/15/2016, (Insd. by FSA) +	1,575,000	1,809,517
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RRB, Clarian Hlth. Obl. Group B:
5.00%, 02/15/2020 #	3,000,000	3,142,680
5.00%, 02/15/2021 #	2,500,000	2,603,175
5.00%, 02/15/2022 #	8,750,000	9,076,900
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	5,527,950
Kerrville, TX Hlth. Facs. Dev. Corp. Hosp. RB, Sid Peterson Mem. Hosp. Proj., 5.45%, 08/15/2035	5,750,000	5,750,000

2

EVERGREEN MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A, 5.75%, 10/01/2018	$5,000,000	$5,423,500
Louisiana Pub. Facs. Auth. RRB, Pennington Med. Foundation Proj., 5.00%, 07/01/2026	2,000,000	2,065,780
Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:
5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co., Inc.)	1,350,000	1,454,422
5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co., Inc.)	1,050,000	1,111,121
6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co., Inc.)	1,000,000	1,091,960
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Doctors' Cmnty. Hosp., Inc., 5.75%, 07/01/2013	3,305,000	3,309,164
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,625,000	2,817,045
5.25%, 08/15/2022, (Insd. by FHA & MBIA)	6,030,000	6,458,552
5.25%, 02/15/2023, (Insd. by FHA & MBIA)	3,125,000	3,342,719
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	2,500,000	3,024,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., 5.25%, 11/15/2018	2,000,000	2,122,240
Quincy, IL RB, Blessing Hosp. Proj., 6.00%, 11/15/2018	4,950,000	4,956,039
South Carolina Jobs EDA Hosp. Facs. RB, Palmetto Hlth. Proj., Ser. C, 7.00%, 08/01/2030	825,000	957,008
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2030	3,980,000	4,378,318
6.00%, 11/15/2035	5,000,000	5,485,100
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	750,000	821,588
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	5,000,000	5,420,450
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	3,815,000	4,208,632
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Wheaton Franciscan Svcs., 6.25%, 08/15/2022	7,500,000	8,310,000

		109,604,024

HOUSING 4. 5%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	2,800,000	2,918,552
Chicago Heights, IL Residential Mtge. RB, 0.00%, 06/01/2009 ¤	125,000	102,576
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by FHLMC, FNMA & GNMA)	65,000	66,695
Clarence, NY HFA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	2,675,000	2,956,142
Colorado HFA SFHRB, Sr. Ser. D-2, 6.90%, 04/01/2029	640,000	648,333
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	1,910,000	1,930,074
General Motors Acceptance Corp. Muni. Mtge. Trust:
Ser. A-2, 4.80%, 10/31/2040 144A	3,500,000	3,519,005
Ser. C-1, 5.70%, 10/31/2040 144A	3,000,000	3,039,000
Georgia HFA SFHRB, Sub.-Ser. D-4, 5.65%, 06/01/2021	740,000	754,904
Idaho HFA SFHRB, Sr. Ser. D, 6.30%, 07/01/2025	970,000	1,009,217
Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,475,000	1,512,288
Maine HFA Mtge. Purchase RB, Ser. D-2, 5.80%, 11/15/2016	1,770,000	1,797,630
Massachusetts Hsg. Fin. Agcy. SFHRB, Ser. 52, 6.00%, 06/01/2014, (Insd. by MBIA)	85,000	85,764
Minnesota Hsg. Fin. Agcy. SFHRB, 6.00%, 07/01/2022	2,885,000	2,917,831
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	830,000	848,741
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	20,000	20,531
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	65,000	65,660
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	305,000	308,395
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co., Inc.)	5,940,000	6,157,642
South Carolina Hsg. Fin. & Dev. Auth. RB, 6.35%, 07/01/2019	1,240,000	1,299,483
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. by FNMA)	1,075,000	1,115,356
Tennessee HDA RB, Homeownership Program:
4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	1,395,000	1,397,832
5.00%, 07/01/2034	4,175,000	4,264,345
Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	95,000	98,989
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	645,000	650,037

		39,485,022

3

EVERGREEN MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 5.8%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%, 12/01/2021, (Insd. by
AMBAC)	$3,000,000	$3,109,620
Cass Cnty., TX IDA RB, Intl. Paper Co. Proj., Ser. A, 6.25%, 04/01/2021	3,965,000	4,080,659
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,609,875
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%, 06/01/2016	4,050,000	4,331,151
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	7,000,000	7,031,500
5.50%, 01/01/2015	5,000,000	5,054,250
Erie Cnty., PA IDA Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.90%, 11/01/2009, (Gtd. by Intl.
Paper Co.)	3,000,000	3,068,460
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	3,000,000	3,005,400
Indianapolis, IN Arpt. Auth. Spl. Facs. RRB, FedEx Proj., 5.10%, 01/15/2017, (Gtd. by FedEx)	10,000,000	10,473,800
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,087,230
Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%, 03/01/2024	2,000,000	2,152,760

		51,004,705

LEASE 1.2%
Charlotte, NC Refunding COP, Convention Facs. Proj.:
5.00%, 12/01/2021	2,485,000	2,633,976
5.00%, 12/01/2022	2,610,000	2,758,274
Coralville, IA COP, Ser. D, 5.25%, 06/01/2026	2,250,000	2,356,493
Newberry Cnty., SC Sch. Dist. RB, Newberry Investing in Children's Ed. Proj., 5.25%, 12/01/2025	2,000,000	2,092,300
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	645,000	647,328

		10,488,371

MISCELLANEOUS REVENUE 4.0%
Franklin, WI Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 4.95%, 04/01/2016	15,000,000	15,350,100
Lehman Muni. Trust Receipt RB, Los Angeles, CA Harbor Proj., Ser. 6, FRN, 3.40%, 08/01/2026	4,859,000	5,560,348
Mashantucket CT Western Pequot Tribe RB, Ser. A, 5.50%, 09/01/2036 144A	2,500,000	2,592,450
MuniMae Tax-Exempt Bond Subsidiary, LLC RB, Ser. B-3, 5.30%, 11/04/2049 144A	2,000,000	2,023,080
New York Urban Dev. Corp. RB, Sub Lien, 5.50%, 07/01/2016	10,000,000	10,212,000

		35,737,978

PORT AUTHORITY 0.2%
Port Auth. of New York & New Jersey RB, Ser. 119, 5.875%, 09/15/2015, (Insd. by FGIC)	1,500,000	1,517,625

PRE-REFUNDED 6.0%
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,636,279
Massachusetts Construction Refunding GO, 5.25%, 11/01/2030, (Insd. by MBIA)	9,000,000	9,760,860
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,144,248
6.25%, 08/15/2022	5,000,000	5,685,800
6.375%, 08/15/2027	3,000,000	3,431,400
6.50%, 08/15/2032	5,000,000	5,752,150
Metropolitan Trans. Auth. RB, New York Svcs. Contract, Ser. 7, 5.625%, 07/01/2016	11,600,000	11,716,000
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth., Ser. C, 7.00%, 08/01/2030	6,675,000	7,939,512
Stillwater, OK Med. Ctr. Auth. RB, Ser. B, 6.35%, 05/15/2012	930,000	964,205

		53,030,454

PUBLIC FACILITIES 0.2%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	2,000,000	2,194,140

RESOURCE RECOVERY 0.4%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%, 04/01/2027, (Gtd.
by Waste Mgmt., Inc.)	4,000,000	3,988,960

SALES TAX 4.3%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2017	11,565,000	12,406,932
5.25%, 01/01/2020	6,000,000	6,385,980

4

EVERGREEN MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX continued
Town Ctr. Impt. Dist., Texas Sales & Hotel Occupancy Tax RB:
5.50%, 03/01/2016, (Insd. by FGIC)	$2,035,000	$2,183,555
5.625%, 03/01/2017, (Insd. by FGIC)	2,155,000	2,312,315
5.625%, 03/01/2018, (Insd. by FGIC)	2,280,000	2,446,440
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien, Area B,
5.00%, 12/01/2020	12,000,000	12,449,040

		38,184,262

SOLID WASTE 0.5%
Harrison Cnty., WV Solid Waste Disposal RB, 6.75%, 08/01/2024	2,000,000	2,005,040
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,208,700

		4,213,740

SPECIAL TAX 1.3%
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	525,000	533,300
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016	250,000	250,848
New York, NY TFA RRB, Sub-Ser. A-2, 5.00%, 11/01/2018, (Insd. by FGIC)	10,000,000	10,778,100

		11,562,248

STUDENT LOAN 0.4%
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	1,445,000	1,459,103
Missouri Higher Ed. Student Loan RB, Sub-Ser. F, 6.75%, 02/15/2009	1,000,000	1,003,260
NEBHELP, Inc., Nebraska RB, Jr. Sub-Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	745,000	759,401

		3,221,764

TOBACCO REVENUE 1.2%
Tobacco Settlement Fin. Corp. of New York, Ser. C-1, 5.50%, 06/01/2021	10,000,000	10,817,600

TRANSPORTATION 12.7%
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	4,185,000	4,427,353
Georgia Road & Thruway Auth. RB:
5.00%, 06/01/2017	18,000,000	19,625,580
5.00%, 10/01/2018	5,000,000	5,343,750
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	5,000,000	5,422,800
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	5,500,100
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,437,843
Metropolitan Atlanta, GA Rapid Transit Auth. Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by
AMBAC)	5,155,000	5,623,950
Missouri Hwy. & Trans. Cmnty. RB, Ser. A, 5.00%, 05/01/2018	7,415,000	8,045,720
New York Thruway Auth. Hwy. & Bridge Trust Fund RRB, Ser. B-2, 5.00%, 04/01/2017, (Insd. by FGIC)	22,215,000	24,068,398
New York, NY TFA RRB, Ser. A-1:
5.00%, 11/01/2016	5,000,000	5,427,050
5.00%, 11/01/2022	12,035,000	12,836,050
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien, 8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	3,921,171
Tampa-Hillsborough Cnty., FL Expressway Auth. RRB, 5.00%, 07/01/2018	8,765,000	9,496,965

		112,176,730

WATER & SEWER 5.5%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	18,038,400
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,188,075
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,033,730
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment Facs., Ser. A,
8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,256,210
Massachusetts Water Pollution Abatement Trust RB, Pool Program, Ser. 9, 5.25%, 08/01/2028	9,000,000	9,567,360
New York Env. Facs. Corp. PCRB:
5.875%, 06/15/2014	445,000	464,544
Ser. E, 6.875%, 06/15/2010	410,000	414,067

5

EVERGREEN MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
San Francisco, CA City & Cnty. Pub. Util. Commission Water RB, Ser. A, 5.00%, 11/01/2023, (Insd.
by FSA)	$10,000,000	$10,687,100
Turlock, CA Irrigation Dist. RRB, Ser. A, 6.25%, 01/01/2012, (Insd. by MBIA)	3,005,000	3,252,282

		48,901,768

Total Municipal Obligations (cost $818,272,511)		848,753,636

	Shares	Value

SHORT-TERM INVESTMENTS 4.5%
MUTUAL FUND SHARES 4.5%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $39,782,863)	39,782,863	39,782,863

Total Investments (cost $858,055,374) 100.3%		888,536,499
Other Assets and Liabilities (0.3%)		(2,648,933)

Net Assets 100.0%		$885,887,566

+	Inverse floating rate security
#	When-issued or delayed delivery security
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

6

EVERGREEN MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of August 31, 2006:

New York	15.5%
Georgia	8.7%
South Carolina	6.2%
Texas	6.0%
Indiana	4.8%
Florida	4.0%
Maryland	3.6%
Alabama	3.5%
Massachusetts	3.4%
Wisconsin	3.1%
North Carolina	3.0%
California	2.7%
Michigan	2.6%
Alaska	2.4%
Illinois	2.0%
Kansas	2.0%
Ohio	1.9%
Colorado	1.8%
Washington	1.8%
Arizona	1.5%
Connecticut	1.5%
Tennessee	1.5%
Minnesota	1.4%
Virginia	1.3%
Missouri	1.2%
Nevada	1.2%
Pennsylvania	0.9%
New Hampshire	0.7%
Oklahoma	0.7%
Rhode Island	0.6%
Delaware	0.5%
New Mexico	0.5%
Vermont	0.4%
District of Columbia	0.3%
Iowa	0.3%
Louisiana	0.2%
Maine	0.2%
Mississippi	0.2%
West Virginia	0.2%
Idaho	0.1%
Nebraska	0.1%
Wyoming	0.1%
Non-state specific	5.4%

100.0%

On August 31, 2006, the aggregate cost of securities for federal income tax purposes was $858,058,581. The gross unrealized appreciation and depreciation on securities based on tax cost was $31,392,977 and $915,059, respectively, with a net unrealized appreciation of $30,477,918.

7

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.4%
AIRPORT 5.5%
Chicago, IL O'Hare Intl. Arpt. RRB, Third Lien, Ser. B, 5.25%, 01/01/2014, (Insd. by FGIC)	$2,000,000	$2,178,640
Clark Cnty., NV Passenger Facs. RB, Las Vegas-McCarran Arpt., 5.25%, 07/01/2009, (Insd. by MBIA)	5,070,000	5,262,660
Dayton, OH, James M. Cox Dayton Intl. Arpt. RRB, Ser. B, 5.00%, 12/01/2012	2,025,000	2,161,505
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,045,510
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010, (Insd. by MBIA)	4,000,000	4,216,560
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, FedEx Corp., 5.00%, 09/01/2009	3,000,000	3,078,900
San Antonio, TX Arpt. Sys. RB:
5.50%, 07/01/2009, (Insd. by FGIC)	1,280,000	1,338,560
5.50%, 07/01/2010, (Insd. by FGIC)	1,410,000	1,493,134

		20,775,469

COMMUNITY DEVELOPMENT DISTRICT 3.2%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,230,000	1,254,010
5.20%, 07/01/2013	1,300,000	1,333,410
5.30%, 07/01/2014	1,470,000	1,515,482
5.40%, 07/01/2015	1,050,000	1,088,724
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	1,317,000	1,361,699
Henderson, NV Local Impt. Dist. RB:
4.50%, 03/01/2010	1,595,000	1,597,424
4.70%, 09/01/2012	1,755,000	1,779,728
5.00%, 09/01/2013	2,215,000	2,281,450

		12,211,927

CONTINUING CARE RETIREMENT COMMUNITY 1.4%
New Jersey EDA RB, First Mtge. Franciscan Oaks Proj.:
5.40%, 10/01/2006	1,135,000	1,135,806
5.50%, 10/01/2007	1,075,000	1,084,632
New Jersey EDA RRB, First Mtge. Keswick Pines Dev., 5.45%, 01/01/2007	925,000	928,348
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Northwest Sr. Housing Edgemere Proj., Ser. A:
5.75%, 11/15/2011	1,000,000	1,035,580
5.75%, 11/15/2013	1,165,000	1,214,431

		5,398,797

EDUCATION 2.6%
New Jersey EDA RB, Sch. Facs. Construction Proj., Ser. O, 5.25%, 03/01/2015	4,000,000	4,387,480
New York Dorm. Auth. RB, Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	4,260,000	4,551,001
Newberry Cnty., SC RB, Investing in Children's Ed. Sch. Dist. Proj., 5.25%, 12/01/2014	1,000,000	1,069,840

		10,008,321

ELECTRIC REVENUE 1.8%
Sikeston, MO Elec. RB, 6.20%, 06/01/2010, (Insd. by MBIA)	6,370,000	6,767,361

GENERAL OBLIGATION – LOCAL 12.5%
Countrydale Metro. Dist. Colorado GO, 3.50%, 12/01/2032, (LOC: Compass Bancshares, Inc.)	3,995,000	3,975,624
Frederick Cnty., MD Refunding GO, Pub. Facs., 5.00%, 08/01/2015	4,000,000	4,381,280
Gardner, KS GO, Ser. E, 3.00%, 10/01/2006	9,335,000	9,329,212
Lakewood, OH GO, Ser. A, 6.60%, 12/01/2008	1,525,000	1,585,283
New York, NY GO:
Ser. C, 5.50%, 08/01/2014	4,500,000	4,904,550
Ser. M, 5.00%, 04/01/2016	4,000,000	4,321,240
Perth Amboy, NJ GO, 4.625%, 10/20/2006	8,000,000	8,007,200
Pittsburgh, PA Refunding GO, Ser. B, 5.00%, 09/01/2014	5,225,000	5,647,703
Shelby Cnty., TN Refunding GO, Ser. A, 5.00%, 03/01/2014	5,000,000	5,092,550

		47,244,642

GENERAL OBLIGATION – STATE 8.6%
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%, 09/01/2035, (Insd. by FNMA
& GNMA)	2,910,000	3,115,068
New Jersey Refunding GO, Ser. H, 5.25%, 07/01/2012	5,000,000	5,405,750

1

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
New York GO, Urban Dev. Corp., Ser. A, 5.00%, 01/01/2027	$1,500,000	$1,542,450
Ohio Common Schs. GO, Ser. A, 5.00%, 06/15/2013	5,625,000	6,060,825
Ohio Higher Ed. GO, Ser. B, 5.00%, 02/01/2014	4,000,000	4,322,880
Washington GO, Ser. R, 5.00%, 01/01/2014, (Insd. by MBIA)	6,500,000	6,879,470
Wisconsin GO, Ser. A, 5.50%, 05/01/2009	5,000,000	5,241,450

		32,567,893

HOSPITAL 17.6%
Birmingham, AL Baptist Med. Ctr., Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.00%,
11/15/2014	4,330,000	4,492,851
California Hlth. Facs. Fin. Auth. RB, Catholic Hlth. Care West, Ser. H, 4.45%, 07/01/2026	2,985,000	3,041,387
California Statewide CDA RB, Dekaiser Permanente, Ser. D, 4.35%, 11/01/2036	3,000,000	3,010,260
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A:
5.00%, 06/01/2008	1,000,000	1,020,120
5.00%, 06/01/2009	1,035,000	1,065,253
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	1,125,000	1,168,740
Parkview Med. Ctr. Proj.:
5.50%, 09/01/2007	750,000	761,557
5.75%, 09/01/2008	500,000	516,690
Escambia Cnty., FL Hlth. Facs. RB, Ser. A, 5.00%, 11/15/2010	1,500,000	1,573,020
Florida Halifax Hosp. Med. Ctr. RB, Ser. A:
5.25%, 06/01/2015	1,155,000	1,234,060
5.25%, 06/01/2016	1,000,000	1,069,840
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj., Ser. A, 5.75%, 10/01/2008	2,710,000	2,776,097
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., Ser. I, 5.00%, 11/15/2029	4,000,000	4,118,120
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Sunbelt, Inc. Proj., Ser. B:
5.00%, 11/15/2012	1,000,000	1,053,460
5.00%, 11/15/2013	1,260,000	1,336,910
Huntsville, AL Hlth. Care Auth. RB, Ser. A:
4.60%, 06/01/2008	1,040,000	1,052,376
4.75%, 06/01/2009	1,085,000	1,108,284
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	450,000	469,156
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	1,000,000	1,062,840
Kent, MI Hosp. Fin. Auth. RB, Spectrum Hlth., Ser. B, 5.00%, 07/15/2011	3,690,000	3,884,758
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj., 5.00%, 09/01/2008	200,000	202,094
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries, Ser. B, SAVRS, 3.86%, 07/01/2030	5,000,000	5,000,000
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009, (Insd. by Radian
Group, Inc.)	930,000	946,833
North Carolina Med. Care Commission Hosp. RB, Gaston Hlth. Care:
5.25%, 02/15/2009	2,215,000	2,278,615
5.25%, 02/15/2010	1,900,000	1,953,276
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp., 6.25%, 01/01/2010	3,970,000	4,258,738
South Carolina EDA RB, Conco Med. Products Proj., FRN, 3.88%, 09/01/2010	6,250,000	6,250,000
Tyler, TX Hlth. Facs. Dev. Corp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	3,630,000	3,718,790
West Orange, FL Hlth. Care Dist. RB, Ser. A, 5.50%, 02/01/2008	580,000	592,238
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj.:
4.90%, 01/01/2008	825,000	832,153
5.00%, 01/01/2009	965,000	981,077
Wisconsin Hlth. & Edl. Facs. Auth. RB, Wheaton Franciscan Svcs.:
5.00%, 08/15/2007	1,000,000	1,010,290
5.00%, 08/15/2008	1,430,000	1,457,256
5.75%, 08/15/2011	1,000,000	1,080,460

		66,377,599

2

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 8.3%
District of Columbia Mtge. Fin. Agcy. SFHRB, Ser. B, 5.625%, 06/01/2035	$3,000,000	$3,168,690
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012, (Insd. by FNMA & GNMA)	945,000	971,526
Hawaii SFHRB, Hsg. & Cmnty. Dev. Corp., Ser. A, 5.00%, 07/01/2036, (Insd. by FNMA)	3,065,000	3,156,153
Indiana Mtge. Fin. Agcy. SFHRB, Ser. B-2, 4.00%, 01/01/2034, (Insd. by FNMA & GNMA)	4,925,000	4,874,519
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	1,435,000	1,438,200
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	420,000	420,546
Ser. C-2, 5.40%, 04/01/2031	460,000	460,465
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	2,385,000	2,486,243
North Dakota HFA RB, Ser. A, 5.70%, 07/01/2030	775,000	778,077
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016, (Insd. by FNMA & GNMA)	165,000	169,551
Ser. B-2, 6.80%, 09/01/2026, (Insd. by FNMA & GNMA)	490,000	502,906
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	45,000	46,427
Ser. J, 4.70%, 07/01/2030	1,600,000	1,607,216
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034, (Insd. by FNMA & GNMA)	1,695,000	1,753,715
Pittsburgh, PA Urban Redev. Auth. MHRB, Lou Mason, Jr. Replacement Proj., 5.00%, 12/01/2010	2,600,000	2,615,990
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%, 05/01/2028	5,525,000	5,711,082
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%, 03/01/2022, (Insd. by MGIC)	1,045,000	1,053,757

		31,215,063

INDUSTRIAL DEVELOPMENT REVENUE 11.1%
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by Waste Mgmt., Inc.)	1,000,000	1,007,670
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj.:
4.45%, 01/01/2032	4,325,000	4,357,913
SAVRS, 3.84%, 10/01/2032	8,867,000	8,867,000
Chatom, AL Indl. Env. Board PCRRB, SAVRS, 3.80%, 12/01/2024	1,300,000	1,300,000
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	2,400,000	2,454,432
Franklin, WI Solid Waste Mgmt. RB, Ser. A, 4.95%, 11/01/2016	1,000,000	1,022,960
Gulf Coast Waste Disposal Auth. RB, Texas Republic Waste Svcs. Proj., FRN, 3.95%, 12/01/2034	5,000,000	5,000,000
Hodgkins, IL Env. Impt. RB, Metro. Biosolids Mgmt., LLC. Proj.:
5.50%, 11/01/2007	1,500,000	1,507,830
5.75%, 11/01/2009	1,945,000	1,976,042
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,252,250
Jefferson Parish, LA IDRB, Sara Lee Corp Proj., FRN, 4.35%, 06/01/2024	2,400,000	2,400,000
Louisa, VA IDRB, Virginia Elec. & Power Co., 5.25%, 12/01/2008	1,000,000	1,012,440
Mississippi Business Fin. Corp. PCRRB, Mississippi Power Co. Proj., SAVRS, 3.75%, 09/01/2028	2,539,000	2,539,000
Mobile, AL Indl. Dev. Board PCRRB, Intl. Paper Co. Proj., Ser. A, 4.65%, 12/01/2011	2,000,000	2,026,840
New York Env. Facs. Corp. RB, Waste Mgmt. Proj., Ser. A, 4.55%, 05/01/2012	3,000,000	3,033,750
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	2,000,000	2,079,040

		41,837,167

LEASE 1.4%
Michigan Bldg. Auth. RB, Refinancing Facs. Program, Ser. I, 5.125%, 10/15/2020	5,000,000	5,273,150

MISCELLANEOUS REVENUE 1.6%
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 4.50%, 08/01/2010, (Insd. by FSA)	3,500,000	3,612,455
United Nations Dev. Corp. of New York RB, Sr. Lien, Ser. A, 5.25%, 07/01/2013	2,250,000	2,292,210

		5,904,665

POWER 0.6%
Nebraska Pub. Power Dist. RB, Ser. A, 5.25%, 01/01/2011, (Insd. by MBIA)	910,000	938,610
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	250,000	264,278
Washington Pub. Power Supply Sys. RRB, Nuclear Proj. No. 2, Ser. A, 5.10%, 07/01/2010, (Insd. by
FSA)	1,000,000	1,032,240

		2,235,128

3

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 4.7%
Broward Cnty., FL Expressway Auth. RB, 9.875%, 07/01/2009	$870,000	$965,717
California Hlth. Facs. Fin. Auth. RB, Catholic West Hlth. Care, Ser. H, 4.45%, 07/01/2026	265,000	275,020
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	430,000	457,572
Harris Cnty., TX Permanent Impt. RRB, Ser. B, 5.25%, 10/01/2017	5,230,000	5,717,279
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,191,605
New York Dorm. Auth. RB, City Univ. Sys. Cons. Proj., Ser. D, 7.00%, 07/01/2009	3,430,000	3,617,175
Puerto Rico Tobacco Settlement RB, Children's Trust Fund, 5.75%, 07/01/2020	525,000	549,286
Volusia Cnty., FL IDA RRB, First Mtge. Bishops Glen Proj., 7.50%, 11/01/2016	1,240,000	1,272,042
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	2,410,000	2,553,853

		17,599,549

RESOURCE RECOVERY 3.8%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%, 04/01/2027, (Gtd.
by Waste Mgmt., Inc.)	2,000,000	1,994,480
Hempstead, NY IDRB, America Fuel Co. Proj., 5.00%, 12/01/2010	7,000,000	7,172,970
Indiana Fin. IDRB, Republic Svcs., Inc. Proj., FRN, 3.93%, 11/01/2035	5,000,000	5,000,000

		14,167,450

SALES TAX 1.3%
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%, 12/01/2016	5,000,000	5,101,000

SOLID WASTE 1.0%
Northeast, MD Waste Disposal Auth. RRB, 5.50%, 04/01/2010, (Insd. by AMBAC)	3,500,000	3,694,460

SPECIAL TAX 3.4%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A, 5.875%, 12/15/2010	2,530,000	2,629,125
Harris Cnty., TX RB, Toll Road Sr. Lien, Ser. B-2, 6.00%, 08/01/2010	5,000,000	5,426,550
Lewisville, TX Combination Contract RB, Spl. Assmt. Castle Hills Proj., Ser. 3, 4.125%, 05/01/2031,
(LOC: Bank of America Corp.)	1,400,000	1,401,274
Tri-Cnty. Metro. Trans. Dist. of Oregon, Payroll Tax and Grant Receipt, 4.00%, 05/01/2014 #	3,500,000	3,503,955

		12,960,904

STUDENT LOAN 1.8%
Colorado Student Obl. Auth. RB, Ser. B, 6.20%, 12/01/2008	4,025,000	4,044,682
New England Edl. Loan Marketing Corp. RB, 6.90%, 11/01/2009	2,500,000	2,635,450

		6,680,132

TRANSPORTATION 2.0%
E-470 Pub. Hwy. Auth. of Colorado RRB, Sr. Ser. C, 5.00%, 09/01/2011, (Insd. by MBIA)	7,250,000	7,412,835

UTILITY 2.1%
Fort Myers, FL Util. RRB, Ser. A, 5.00%, 10/01/2011, (Insd. by FGIC)	2,405,000	2,522,460
Tennessee Energy Acquisition Corp. RB, Ser. A, 5.00%, 09/01/2014	5,000,000	5,338,400

		7,860,860

WATER & SEWER 1.1%
Honolulu, HI Waste Water Sys. RB, First Bond Resolution Proj., Ser. A, 5.00%, 07/01/2017, (Insd. by
MBIA) #	3,025,000	3,286,723
Kannapolis, NC Water & Sewer RB, Ser. B, 5.00%, 02/01/2010, (Insd. by FSA)	1,000,000	1,039,640

		4,326,363

Total Municipal Obligations (cost $366,554,034)		367,620,735

4

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 3.6%
MUTUAL FUND SHARES 3.6%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $13,578,772)	13,578,772	$13,578,772

Total Investments (cost $380,132,806) 101.0%		381,199,507
Other Assets and Liabilities (1.0%)		(3,593,445)

Net Assets 100.0%		$377,606,062

#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC:	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MGIC	Mortgage Guaranty Insurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond

New York	8.2%	Louisiana	1.9%
Texas	7.6%	Hawaii	1.7%
Florida	6.5%	Illinois	1.6%
New Jersey	5.5%	South Dakota	1.5%
Kansas	3.8%	Arizona	1.4%
Pennsylvania	3.8%	North Carolina	1.4%
California	3.7%	Oregon	1.4%
Ohio	3.7%	Puerto Rico	1.1%
Georgia	3.5%	District of Columbia	0.8%
Michigan	3.5%	Virginia	0.8%
Tennessee	3.5%	Massachusetts	0.7%
Indiana	3.2%	Mississippi	0.7%
Missouri	3.1%	New Mexico	0.7%
Nevada	3.1%	Montana	0.6%
Colorado	3.0%	Maine	0.4%
Wisconsin	2.9%	Nebraska	0.3%
Washington	2.8%	North Dakota	0.2%
Alabama	2.6%	Oklahoma	0.2%
Maryland	2.5%	Non-state specific	3.6%
South Carolina	2.5%		100.0%

On August 31, 2006, the aggregate cost of securities for federal income tax purposes was $380,132,806. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,136,459 and $1,069,758, respectively, with a net unrealized appreciation of $1,066,701.

5

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 100.5%
AIRPORT 14.9%
Alabama Docks Dept. Facs. RB, 6.30%, 10/01/2021	$4,500,000	$4,598,955
Broward Cnty., FL Arpt. Sys. RB, 5.25%, 10/01/2010, (Insd. by AMBAC)	1,730,000	1,793,439
Chicago, IL O'Hare Intl. Arpt. RB, Ser. A:
5.50%, 01/01/2016	9,260,000	9,488,629
5.60%, 01/01/2010	2,000,000	2,042,840
5.625%, 01/01/2012	3,000,000	3,064,230
5.625%, 01/01/2013	1,000,000	1,021,410
5.625%, 01/01/2015	5,300,000	5,413,102
Dade Cnty., FL Aviation RB, Ser. A, 5.75%, 10/01/2015	2,000,000	2,043,000
Denver, CO City & Cnty. Arpt. RB, Ser. A, 5.50%, 11/15/2025	5,000,000	5,069,350
Houston, TX Arpt. Sys. RB, Spl. Facs.:
Continental Airlines, Inc., Ser. E, 5.875%, 07/01/2012	1,000,000	1,064,680
Ser. A, 6.00%, 07/01/2014	5,030,000	5,251,672
Ser. B, 5.25%, 07/01/2014	350,000	360,643
Kenton Cnty., KY Arpt. Board RB, 6.30%, 03/01/2015	1,500,000	1,548,570
Los Angeles, CA Harbor Dept. RB, AMT, Ser. B:
5.375%, 11/01/2015	5,340,000	5,405,575
5.375%, 11/01/2019	1,375,000	1,391,555
Massachusetts Port Auth. RB:
Ser. B, 5.50%, 07/01/2015	750,000	789,090
US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,541,805
5.25%, 09/01/2012	1,535,000	1,599,977
5.25%, 09/01/2013	1,610,000	1,678,151
6.00%, 09/01/2021	2,700,000	2,842,398
Ser. A:
5.50%, 09/01/2007, (Insd. by MBIA)	100,000	102,023
5.75%, 09/01/2016	4,325,000	4,418,939
5.875%, 09/01/2023	5,520,000	5,639,729
Pensacola, FL Arpt. RB, Ser. B, 5.40%, 10/01/2007	275,000	277,497
Phoenix, AZ Civic Impt. Corp. Arpt. RB, AMT:
5.50%, 07/01/2010, (Insd. by FGIC)	450,000	456,210
5.625%, 07/01/2013, (Insd. by FGIC)	750,000	760,830
Port Auth. of New York & New Jersey Spl. Obl. RB:
Continental Airlines, Inc. & US Airways, 9.00%, 12/01/2006	45,000	45,576
JFK Intl. Air Terminal, LLC, 6.25%, 12/01/2009	7,500,000	8,045,100
Port Everglades, FL Port Impt. RB, Ser. A, 5.00%, 09/01/2016	400,000	400,144
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017, (Insd. by AMBAC)	2,630,000	2,815,205
San Francisco, CA City & Cnty. Intl. Arpt. RB, Ser. 10A, 5.35%, 05/01/2010	50,000	51,053
San Francisco, CA City & Cnty. Intl. Arpt. RRB, ARS, Ser. 31A, 3.70%, 05/01/2025	5,000,000	5,000,000

		86,021,377

CONTINUING CARE RETIREMENT COMMUNITY 2.1%
Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med. Foundation Proj., 12.00%, 03/01/2011	120,000	120,733
Allegany Cnty., MD IDRB, Moran Manor Care Ctr., 12.45%, 02/01/2027	870,000	1,032,186
Brevard, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 •	500,000	343,300
California CDA COP, SAVRS, Eskaton Properties, Inc., 4.20%, 05/15/2029	100,000	100,000
Charlotte, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 •	500,000	408,465
Clarksville, IN RB, SAVRS, Retirement Hsg. Foundation, 4.35%, 12/01/2025	4,300,000	4,300,000
Crossville, TN Hlth. & Ed. Board RB, Century Place Hlth. Ctr., Inc. Proj., Ser. 1996A, 7.75%,
06/01/2013	500,000	500,825
Farmington Hills, MI EDA RB, Botsford Continuing Care, Ser. A, 5.75%, 02/15/2025	385,000	388,327
Kentucky EDFA RRB, SAVRS, Retirement Hsg. Foundation, 4.35%, 12/01/2028	1,000,000	1,000,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	15,000	15,041
Michigan Hosp. Fin. Auth. RRB, Presbyterian Village, 3.75%, 11/15/2007	300,000	297,201
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	500,000	500,795
Savannah, GA EDRB, First Mtge. Coastal Care Resources, 7.75%, 09/01/2027 • +	439,448	21,972

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
South Carolina Jobs EDA RB, Ebenezer Nursing Home, Inc., 6.90%, 01/20/2037	$2,190,000	$2,415,285
Wataga, IL Hlth. Facs. RB, First Humanics Corp., 10.00%, 09/01/2016 •	1,000,000	434,600

		11,878,730

EDUCATION 3.3%
Alaska Student Loan Corp. RB, Ser. A:
5.55%, 07/01/2010, (Insd. by AMBAC)	1,455,000	1,474,119
5.60%, 07/01/2011, (Insd. by AMBAC)	1,810,000	1,833,982
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	185,000	185,533
California Edl. Facs. Auth. RB:
College & Univ. Proj., 5.50%, 03/01/2011	500,000	514,235
College of Osteopathic Medicine, 5.75%, 06/01/2018	1,680,000	1,699,622
Clemson Univ., South Carolina COP, 6.90%, 12/01/2007, (Insd. by BIG)	40,000	40,566
Florida Agricultural & Mechanical Univ. RB, 6.50%, 07/01/2023	445,000	445,797
Hammond, IN Sch. Bldg. Corp. RB, 6.125%, 07/15/2019, (Insd. by MBIA)	1,360,000	1,401,630
Kane Cnty., IL Sch. Dist. No. 129 Aurora West Side GO, 5.50%, 02/01/2011	300,000	307,494
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 ¤	22,055,000	5,704,746
Lewisville, TX Independent Sch. Dist. Refunding GO, 5.00%, 08/15/2021	200,000	200,220
Massachusetts Edl. Fin. Auth. RB:
4.875%, 01/01/2011	405,000	406,612
Ser. E, 4.50%, 01/01/2009	920,000	921,362
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 ¤	5,000	2,492
Morris Cnty., NJ Impt. Auth. Sch. Dist. RB, 3.125%, 10/01/2006	1,115,000	1,114,565
Orleans, LA Parishwide Sch. Dist. RB, Ser. A:
4.85%, 09/01/2010	605,000	613,972
5.125%, 09/01/2018	100,000	101,337
Perris, CA Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%, 10/01/2030	210,000	224,788
San Francisco, CA City & Cnty. Sch. Dist. Facs. RB, Ser. B, 5.10%, 06/15/2012	485,000	490,403
Turlock, CA Auxiliary Organization RB, California State Univ., Stanislaus Foundation, 5.875%,
06/01/2022	360,000	369,144
Wyandotte Cnty., KS Unified Sch. Dist. No. 500 COP, 4.50%, 12/01/2007, (Insd. by FSA)	900,000	903,465

		18,956,084

ELECTRIC REVENUE 0.6%
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	200,000	201,264
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB, Ser. A, 5.70%, 01/01/2013, (Insd. by
MBIA)	2,430,000	2,493,569
Redding, CA Joint Powers Fin. Auth. Elec. Sys. RB, Ser. A, 5.25%, 06/01/2015	500,000	510,605
Utah Intermountain Power Agcy. RB, Ser. B, 5.75%, 07/01/2019	170,000	176,093
York Cnty., NE Rural Pub. Power Dist. Elec. Sys. RRB, 4.75%, 01/01/2010	285,000	285,245

		3,666,776

GENERAL OBLIGATION – LOCAL 3.9%
Anchorage, AK GO, Ser. B, 5.125%, 10/01/2007	225,000	225,270
Baltimore, MD GO, 0.00%, 10/15/2006 ¤	2,300,000	2,287,810
Bartlett, IL Park Dist. GO, 4.375%, 12/15/2010	275,000	275,544
Detroit, MI GO, Ser. B, 5.375%, 04/01/2012	2,000,000	2,038,180
Gunter, TX Independent Sch. Dist. RRB, 6.05%, 08/15/2026	500,000	500,970
Harris Cnty., TX Utility Dist. Waterworks & Sewer Sys. GO, 5.00%, 03/01/2017	185,000	186,519
Hutchinson, MN Med. Facs. GO Ser. B, 4.65%, 04/01/2009	175,000	175,138
Itasca, IL GO, 4.30%, 12/15/2012	150,000	150,063
King Cnty., WA GO, Ser. B, 4.75%, 01/01/2009	80,000	80,070
King Cnty., WA Sewer GO, Ser. C:
5.25%, 01/01/2017 #	3,000,000	3,056,370
6.25%, 01/01/2032	7,000,000	7,194,740
Mentor, OH GO, 7.15%, 12/01/2011	315,000	322,169
Mount Clemens, MI Wastewater Treatment Facs. GO, 4.00%, 11/01/2006	185,000	185,133

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
New York, NY GO:
Ser. A1, 5.75%, 08/01/2014	$75,000	$75,115
Ser. B:
5.60%, 08/15/2007	465,000	468,060
5.625%, 08/15/2009	1,015,000	1,021,669
7.50%, 02/01/2007	185,000	185,559
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	2,675,000	2,748,696
North Pennsylvania Sch. Dist. GO, 5.25%, 09/01/2007	770,000	770,924
Orleans Parish, LA Parishwide Sch. Dist. GO:
5.00%, 09/01/2020	250,000	250,130
Ser. A, 5.00%, 09/01/2012	250,000	253,957
Renton, WA GO, Ser. A, 5.20%, 02/01/2009	70,000	70,081
Wichita, KS GO, Ser. 738, 5.65%, 09/01/2008	300,000	300,486

		22,822,653

GENERAL OBLIGATION – STATE 1.7%
California GO, 6.25%, 10/01/2019	15,000	15,027
Connecticut GO, 5.65%, 03/15/2012	270,000	270,419
District of Columbia GO, 5.75%, 06/01/2007	405,000	405,693
Illinois GO:
5.125%, 12/01/2013	4,500,000	4,572,270
5.50%, 07/01/2011	200,000	202,282
5.75%, 05/01/2013	2,300,000	2,346,000
New York GO, Ser. C, 5.375%, 10/01/2011	1,000,000	1,011,350
Pennsylvania GO, 5.375%, 11/15/2008, (Insd. by FGIC)	100,000	101,635
Washington GO, 5.00%, 07/01/2009	250,000	250,260
Wisconsin GO, Ser. 2, 6.10%, 05/01/2014	450,000	450,760

		9,625,696

HOSPITAL 8.0%
Abilene, TX Hlth. Facs. Dev. Corp. Hosp. RRB, Hendrick Med. Ctr., 6.00%, 09/01/2013	500,000	505,860
Allegheny Cnty., PA Hosp. Dev. Auth. RB, West Pennsylvania Allegheny Hlth. Sys., 9.25%, 11/15/2030	2,000,000	2,368,660
Birmingham-Carraway, AL Spl. Care Facs. Fin. Auth. RB, Methodist Hlth. Sys., Ser. A, 5.875%,
08/15/2015	700,000	708,141
Butler Cnty., PA Hosp. Auth. RRB, Butler Mem. Hosp., Ser. A, 5.25%, 07/01/2012	125,000	125,139
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	110,000	110,310
Colorado Hlth. Facs. Auth. RB, Sisters of Charity Hlth. Care Sys., 5.25%, 05/15/2014	95,000	95,105
Connecticut Hlth. & Ed. Facs. Auth. RB:
Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	200,514
New Britain Gen. Hosp., Ser. B, 6.00%, 07/01/2024	275,000	280,302
Copperas Cove, TX Hlth. Facs. Dev. Corp. Hosp. RB, Adventist Hlth. Sys., 5.875%, 11/15/2025	1,810,000	1,849,259
Dade Cnty., FL Hlth. Facs. Hosp. RB, Miami Baptist Hosp. Proj., 5.25%, 05/15/2013	4,550,000	4,555,141
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	860,000	898,545
Gulfport, MS Hosp. Facs. RB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	200,352
Illinois Hlth. Facs. Auth. RB:
Sherman Hlth. Sys., 5.50%, 08/01/2012	950,000	972,867
St. Luke's Med. Ctr., 5.50%, 11/15/2025	285,000	285,268
Indiana Hlth. Facs. Hosp. RRB:
Cmnty. Hosp. Proj., 5.70%, 05/15/2022	315,000	321,732
King's Daughters' Hosp., 5.35%, 02/15/2009	310,000	320,503
Jackson, TN Hosp. RRB:
5.50%, 04/01/2010	400,000	404,348
5.625%, 04/01/2015, (Insd. by AMBAC)	200,000	202,186
5.625%, 04/01/2015	400,000	404,372
Jonesboro, AR Residential Hsg. & Hlth. Care Facs. Board House RB, St. Bernard's Hosp., Inc., 5.90%,
07/01/2016, (Insd. by AMBAC)	1,950,000	1,992,198
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	408,734

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lucas Cnty., OH Hosp. Auth. RB, Promedica Hlth. Care Obl.:
5.75%, 11/15/2009	$2,500,000	$2,559,650
5.75%, 11/15/2011	750,000	767,850
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%, 07/01/2022	85,000	85,284
Madison Cnty., IN Hosp. Auth. Facs. RB, Ser. A, 8.00%, 01/01/2014	1,585,000	1,590,405
Minneapolis & St. Paul, MN Hsg. & Redev. Auth. Hlth. Care, Ser. A, 4.75%, 11/15/2018	2,000,000	2,000,980
Mississippi Hosp. Equip. & Facs. RB, Baptist Med. Ctr., 6.50%, 05/01/2010	1,000,000	1,012,110
Murray City, UT Hosp. RB, IHC Hlth. Svcs., Inc., 4.75%, 05/15/2020	125,000	125,040
New Jersey Hlth. Care Facs. RB, St. Joseph's Hosp. & Med. Ctr., 5.75%, 07/01/2016	3,390,000	3,462,851
Oklahoma Indl. Auth. Hlth. Sys. RRB:
Integris Baptist, 5.00%, 08/15/2014	2,000,000	2,041,380
Ser. A, 6.00%, 08/15/2018	1,725,000	1,840,748
Peninsula Port Auth. of Virginia Hosp. Facs. RRB, Whittaker Mem. Hosp., 8.70%, 08/01/2023	485,000	559,448
South Miami, FL Hlth. Facs. RB, Baptist Hlth. Sys. Corp., 5.375%, 10/01/2016	3,250,000	3,299,562
Tarrant Cnty., TX Hlth. Facs. Dev. Corp. RB:
Adventist Hlth. Sys., 6.125%, 11/15/2022	240,000	241,104
Texas Hlth. Resources Sys., Ser. A:
5.25%, 02/15/2022	6,600,000	6,839,052
5.75%, 02/15/2011	630,000	658,583
Washington Cnty., OK Med. Auth. RB, J. Phillips Hosp., 6.125%, 11/01/2014	1,060,000	1,061,961
Washington Hlth. Care Facs. Auth. RRB, Gray Harbor Cmnty. Hosp., 5.55%, 07/01/2008	695,000	709,824

		46,065,368

HOUSING 19.9%
Alaska Hsg. Fin. Corp. RB, Ser. A:
6.00%, 06/01/2027	865,000	884,869
6.10%, 12/01/2006	500,000	502,765
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	475,000	481,004
Arkansas Dev. Fin. Auth. SFHRB, Ser. G, 5.20%, 01/01/2011	670,000	674,080
Atlanta, GA Hsg. Auth. MHRB, Village at Castleberry Proj., 4.60%, 02/20/2009	535,000	537,531
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 ¤	1,750,000	332,675
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Stablewood Farms, 6.25%, 07/20/2043	4,615,000	5,091,314
Bryan Cnty., OK EDA SFHRB, 8.60%, 07/01/2010	220,000	195,052
Burnsville, MN MHRB, Summit Park Apts., 5.75%, 07/01/2011	460,000	460,515
Butler Cnty., OH MHRB, Trinity Manor Sr. Hsg., 5.10%, 07/20/2036	3,490,000	3,593,897
California Hsg. Fin. Agcy. Home Mtge. RB:
Ser. G, 5.70%, 08/01/2007	1,125,000	1,137,634
Ser. P, 5.55%, 08/01/2008	100,000	102,086
California Hsg. Fin. Agcy. MHRB, Ser. A:
5.05%, 08/01/2011	100,000	103,279
5.95%, 08/01/2028	140,000	143,286
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	470,000	484,128
Chicago, IL MHRB, Hearts UTD Apts., Ser. A, 4.60%, 07/01/2010	385,000	382,574
Colorado HFA RB, Ser. B-2, 7.00%, 05/01/2026	115,000	117,002
Colorado HFA SFHRB, 0.00%, 11/01/2029 ¤	1,825,000	505,616
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	975,000	1,002,485
Connecticut HFA RB, Ser. G, 5.60%, 11/15/2009	100,000	102,249
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	700,000	727,160
Delaware Hsg. Auth. RB, Ser. A, 6.00%, 07/01/2018	175,000	178,166
District of Columbia HFA RB:
Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	102,500	102,731
Shipley Park Apts. Proj., 3.75%, 06/01/2010	360,000	356,015
Duval Cnty., FL SFHRB, 6.30%, 06/01/2029	270,000	275,640
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) ¤	5,545,000	1,331,632
0.00%, 07/01/2030, (Insd. by FSA) ¤	3,495,000	696,064

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Florida Oceanside Hsg. Dev. Corp. MHRRB, Ser. A, 6.875%, 02/01/2020	$225,000	$225,342
Franklin Cnty., OH MHRB, Tuttle Park Proj., Ser. A, 6.50%, 03/01/2026	485,000	512,058
Greenwich, CT Hsg. Auth. RB, Ser. A, 6.35%, 09/01/2027	1,200,000	1,254,384
Idaho HFA SFHRB:
Ser. A, 6.15%, 07/01/2024	180,000	180,182
Ser. F2, 5.70%, 07/01/2010	275,000	275,311
Indiana HFA RB, 6.80%, 01/01/2017	515,000	528,122
Lake Charles, LA Non-Profit Hsg. RB, Chateau Proj., Ser. A, 7.875%, 02/15/2025	2,270,000	2,284,664
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B, 6.25%, 07/01/2019, (Insd. by GNMA)	50,000	51,052
Loma Linda, CA MHRB, Redlands, Inc. Proj., 7.375%, 06/01/2009	700,000	721,441
Los Angeles, CA MHRB, Earthquake Rehabilitation Proj., Ser. B, 5.85%, 12/01/2027	1,200,000	1,220,664
Louisiana HFA SFHRB, AMT:
6.30%, 12/01/2019	305,000	308,883
6.30%, 06/01/2020	715,000	724,102
Ser. B-2, 5.55%, 06/01/2019	865,000	873,278
Ser. C-1, 5.60%, 12/01/2017	865,000	871,012
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,155,000	4,447,927
Massachusetts HFA Rental Mtge. RB, Ser. H, 6.65%, 07/01/2041	1,985,000	2,117,737
Massachusetts HFA SFHRB, Ser. O, 6.65%, 12/01/2006	15,000,000	14,915,400
Meridian, MS Hsg. Auth. RB, Ser. A, 5.00%, 09/01/2025	1,000,000	1,021,120
Missouri Hsg. Dev. Commission RB, Ser. B, 0.00%, 09/01/2012, (Insd. by FHA) ¤	380,000	252,582
Montgomery Cnty., MD SFHRB, Ser. E, 4.50%, 12/29/2006	3,920,000	3,928,938
Nevada Hsg. Division RB, 7.75%, 04/01/2022	5,000	5,009
New Mexico Mtge. Fin. Auth. MHRB, Rio Volcan II Apts. Proj., 5.65%, 07/01/2018	60,000	61,284
New Orleans, LA Hsg. Dev. Corp. RB, Tulane Ave. Proj., 7.875%, 06/01/2010	160,000	154,538
New York Mtge. Agcy. RB:
Ser. 67, 5.80%, 10/01/2028	22,625,000	23,076,369
Ser. 82, 5.10%, 04/01/2022	50,000	50,032
New York Penfield Crown Oak Hsg. Dev. MHRB, Crown Oak Apts. Proj., 4.20%, 12/01/2047	2,000,000	1,999,360
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	445,000	451,662
North Dakota HFA RB, 4.20%, 07/01/2011	520,000	522,345
Ohio HFA Residential Mtge. RB, Ser. C-1, 6.05%, 03/01/2032	190,000	191,727
Ohio HFA SFHRB, 0.00%, 01/15/2015 ¤	25,000	11,458
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 ¤	730,000	164,250
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. L, 5.90%, 07/01/2031	2,480,000	2,510,628
Palm Beach Cnty., FL SFHRB, Ser. B, 5.50%, 10/01/2022	475,000	478,339
Pennsylvania HFA SFHRB:
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,499,231
Ser. 70-A, 4.90%, 10/01/2010	400,000	408,320
Peregrines Landing, LLC Fac. RB, Ser. A, 7.00%, 05/20/2044, (Insd. by GNMA)	5,845,000	6,220,541
Pinellas Cnty., FL HFA SFHRB, 6.25%, 10/01/2025	5,000	5,008
Rhode Island Hsg. & Mtge. Fin. RB, 6.50%, 04/01/2027	25,000	25,586
San Antonio, TX Hsg. Fin. Corp. RB:
Eagle's Nest Apts. Proj., 4.50%, 12/15/2008	430,000	429,974
Harbor Cove Apts. Proj., 4.50%, 12/15/2008	520,000	519,969
San Diego, CA MHRRB, Market Street Square Apts. Proj., Ser. C, 5.45%, 11/01/2026	700,000	701,491
San Francisco, CA City & Cnty. Redev. Agcy. Mtge. RRB, 6.85%, 07/01/2024, (Insd. by MBIA)	3,040,000	3,080,614
South Dakota HDA RB, Homeownership Mtge.:
Ser. I, 4.50%, 12/15/2006	10,000,000	10,019,900
Ser. J, 5.20%, 05/01/2007	680,000	685,379
St. Louis Cnty., MO MHRB, 5.50%, 09/20/2016	200,000	205,232
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) ¤	515,000	136,527
Tennessee Hsg. Dev. Agcy. RB, 4.95%, 07/01/2007	1,000,000	1,008,520
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	215,000	224,368

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
University of Puerto Rico RB, Ser. M, 5.40%, 06/01/2009	$400,000	$403,576
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	955,000	973,174
Wisconsin Hsg. & EDA RB, 6.85%, 11/01/2012	55,000	55,087

		115,495,146

INDUSTRIAL DEVELOPMENT REVENUE 6.3%
Alaska Indl. Dev. & Export Auth. Power RB, Snettisham Hydroelectric, 6.00%, 01/01/2014	1,165,000	1,227,759
Alaska Indl. Dev. & Export Auth. RB, Ser. A:
5.60%, 04/01/2010, (Insd. by MBIA)	460,000	473,087
5.80%, 04/01/2013	7,265,000	7,476,411
Arkansas EDFA RB, Ser. B, 5.80%, 12/01/2020	500,000	516,895
Humbolt Cnty., NV PCRB, Sierra Pacific Resources, 6.55%, 10/01/2013	2,500,000	2,550,125
Kentwood, MI Econ. Dev. Corp. RB, Holland Home, Ser. A:
4.125%, 11/15/2007	250,000	250,117
4.25%, 11/15/2008	250,000	249,993
4.30%, 11/15/2009	300,000	299,904
Mercer Cnty., PA IDA RB, Kroger Co., 13.00%, 06/01/2007	190,000	193,363
New Jersey EDA RB, Holt Hauling & Warehousing, 8.40%, 12/15/2015	1,000,000	1,000,000
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	455,000	461,138
Pleasants Cnty., WV PCRB:
Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,072,760
West Penn Power, 6.15%, 05/01/2015	10,000,000	10,181,900
Port New Orleans, LA Board Facs. RB, 5.00%, 04/01/2033	395,000	402,722
Red River Auth., Texas PCRB, Southwestern Pub., 5.20%, 07/01/2011	250,000	254,267
San Diego, CA IDRB, San Diego Gen. Elec.:
5.90%, 09/01/2018	575,000	575,000
Ser. A, 5.90%, 06/01/2018, (Insd. by AMBAC)	1,680,000	1,710,055
South Dakota EDFA RB, 4.95%, 04/01/2009	315,000	318,043
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	155,000	157,217
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	165,000	167,562
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,581,890
York Cnty., PA IDA RB, 6.45%, 10/01/2019	440,000	440,990

		36,561,198

LEASE 0.8%
Philadelphia, PA Auth. Indl. Dev. Lease RB, City of Philadelphia Proj., Ser. A, 5.375%, 02/15/2027	2,975,000	3,053,540
Prince William Cnty., VA Lease COP, 5.50%, 12/01/2010, (Insd. by MBIA)	500,000	510,705
St. Louis, MO Muni. Fin. Corp. RB:
0.00%, 07/15/2014, (Insd. by AMBAC) ¤	1,500,000	972,405
City Justice Ctr., 5.40%, 02/15/2012	375,000	382,984

		4,919,634

MISCELLANEOUS REVENUE 5.7%
Alaska Indl. Dev. & Export Auth. RRB, Ser. A, 5.25%, 04/01/2023	155,000	159,173
Broward Cnty., FL Spl. Obl. RB, 5.00%, 01/01/2012	4,090,000	4,107,096
California Statewide CDA RB, SAVRS, 3.99%, 05/15/2029	1,500,000	1,500,000
Danville, IN Cmnty. Elementary Sch. Bldg. Corp. RRB, 5.00%, 07/05/2009	520,000	522,371
Delaware Hlth. Facs. Auth. RRB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2007	460,000	463,993
Golden Valley, CA Unified Sch. Dist. COP, 5.35%, 07/01/2027	2,250,000	2,306,497
Gulf Breeze, FL Local Govt. RB, FRN:
3.42%, 12/01/2015	60,000	60,000
4.50%, 12/01/2013	180,000	180,000
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	5,225,000	5,960,993
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	360,619
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	335,000	341,563
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	3,410,000	3,357,520
New York, NY RB, Ser. I, 6.00%, 04/15/2012, (Insd. by FSA)	850,000	870,290

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Riverside, VA Regl. Jail Auth. RB, 5.625%, 07/01/2007	$155,000	$156,795
Southwest Virginia Regl. Jail Auth. RAN, 3.00%, 09/01/2006	3,000,000	3,000,000
Washoe Cnty., NV Gas Facs. RB, 6.55%, 09/01/2020	3,000,000	3,040,890
West Virginia Sch. Bldg. Auth. RB, 5.50%, 07/01/2013	5,000,000	5,169,050
Yuma Cnty., AZ Jail Dist. RB, 5.15%, 07/01/2007, (Insd. by AMBAC)	1,245,000	1,246,519

		32,803,369

POWER 2.3%
Hawaii Dept. of Budget & Fin. RB, Hawaiian Elec. Co. Proj., 5.45%, 11/01/2023, (Insd. by MBIA)	225,000	226,337
M-S-R Pub. Power Agcy. RB, California San Juan Proj., Ser. B, 6.00%, 07/01/2022	605,000	667,690
Nebraska Pub. Power Dist. RB, Ser. A, 0.00%, 01/01/2007 ¤	850,000	839,944
North Carolina Muni. Power Agcy. Catawba Elec. RRB, Ser. A, 5.125%, 01/01/2017	1,000,000	1,024,140
Tacoma, WA Elec. Sys. RRB, 5.50%, 01/01/2014	750,000	768,923
Tulsa, OK Pub. Facs. Auth. Solid Waste Steam & Elec. RB, Ogden Martin Sys., Inc. Proj., 6.95%,
05/01/2007	100,000	100,849
Washington Pub. Power Supply Sys. RRB, Nuclear Proj. No. 3, Ser. A:
5.10%, 07/01/2010	1,000,000	1,031,190
5.25%, 07/01/2013	8,065,000	8,318,644
Western Minnesota Power Agcy. RB, Ser. A, 5.50%, 01/01/2011	400,000	416,680

		13,394,397

PRE-REFUNDED 13.9%
Alameda Cnty., CA COP, Fin. Proj., 6.00%, 09/01/2021	3,205,000	3,269,100
California CDA COP, Kaiser, 5.30%, 12/01/2015	1,000,000	1,036,630
Carol Stream, IL Tax Increment RB, 7.875%, 01/01/2017	3,970,000	4,081,160
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,063
Connecticut Resource Recovery Auth. RRB, Ser. A:
5.50%, 11/15/2011	4,110,000	4,207,489
5.50%, 11/15/2012	4,035,000	4,130,710
Connecticut RRB, Ser. C, 6.50%, 11/01/2007	1,000,000	1,014,790
Cuyahoga Cnty., OH Hlth. Care Facs. RB, Judson Retirement Cmnty., Ser. A, 7.25%, 11/15/2018	5,130,000	5,267,074
Fontana, CA Unified Sch. Dist. GO, Ser. C, 6.25%, 05/01/2012	2,390,000	2,479,338
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	1,400,000	1,400,000
Hamal CDD Florida RB, 6.20%, 05/01/2015	500,000	536,335
Heartland Consumer Power Dist. RB, 6.00%, 01/01/2010	10,205,000	10,607,179
Indiana Hlth. Facs. Fin. Auth. RRB, Ancilla Sys., Inc., 5.25%, 07/01/2022	800,000	816,872
Jefferson Cnty., AL Sewer Construction RB, 6.75%, 03/01/2007	225,000	228,593
Los Angeles, CA Cmnty. Redev. Agcy. RB, Ser. G, 6.75%, 07/01/2010	250,000	254,030
Los Angeles, CA Cmnty. Redev. Agcy. Tax Allocation RB, Ser. G, 6.75%, 07/01/2010	680,000	698,122
Louisiana Pub. Facs. Auth. Hosp. RB, Alton Ochsner Med. Foundation, 5.75%, 05/15/2011	80,000	82,809
Louisiana Pub. Facs. Auth. RB, Centenary College Proj., 5.90%, 02/01/2017	1,000,000	1,038,940
Maricopa Cnty., AZ IDRB, 6.625%, 07/01/2026	2,500,000	2,556,025
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 ¤	295,000	147,506
Milwaukee, WI GO, Ser. K, 5.00%, 06/15/2010	1,500,000	1,536,300
Montana Board of Investment RB, Workers' Compensation Program, 6.875%, 06/01/2011	2,800,000	2,957,360
Montgomery, AL Spl. Care Facs. Fin. Auth. RB, Baptist Med. Ctr., Ser. C, 5.375%, 09/01/2016	3,900,000	4,039,152
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) ¤	2,100,000	1,098,405
New York Dorm. Auth. RRB, North Gen. Hosp., 5.10%, 02/15/2011, (Insd. by MBIA)	650,000	680,797
Norfolk, VA IDA RB, DePaul Med. Ctr., 6.50%, 12/01/2007	900,000	916,605
Northwest Arkansas Regl. Arpt. Auth. RB, 7.625%, 02/01/2027	3,925,000	4,207,639
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	175,555
Ontario, CA Redev. Fin. Auth. Tax RB, 5.80%, 08/01/2023	1,500,000	1,579,365
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	336,963
Orleans Parish, LA Sch. Board GO, 0.00%, 02/01/2008 ¤	70,000	62,469
Robinson Turnpike Pennsylvania Muni. Auth. Water & Sewer RB, 6.00%, 11/15/2019	1,275,000	1,444,027

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
San Antonio, TX Elec. & Gas RRB, Ser. 2000:
5.00%, 02/01/2017	$100,000	$107,182
6.00%, 02/01/2008	200,000	204,684
Santa Barbara, CA COP, Fact Retirement Svcs., 5.85%, 08/01/2015	325,000	332,069
Santa Clara Cnty., CA East Side Unified Sch. Dist. RB, Ser. E, 5.00%, 09/01/2023	5,400,000	5,458,212
Scranton-Lackawanna, PA Hlth. & Welfare Auth. RB, Marian Cmnty. Hosp. Proj., 6.50%, 01/15/2007	345,000	348,523
Southern California Pub. Power Auth. Proj. RB, 5.00%, 07/01/2017	585,000	585,649
St. Mary, PA Hosp. Auth. RB, Ser. A, 5.00%, 12/01/2006	1,645,000	1,650,725
St. Paul, MN Hsg. Redev. Auth. RRB, Tax Increment Downtown & Seventh Place Proj., 5.40%,
09/01/2008	150,000	151,007
Stockton, CA Hsg. Facs. RB, O'Conner Woods Proj. A, 5.20%, 03/20/2009	475,000	475,646
Sunrise, FL Util. Sys. RB, Ser. A, 5.75%, 10/01/2026	2,000,000	2,023,520
University of Texas RRB, 6.50%, 08/15/2007	1,760,000	1,802,979
Utah Intermountain Power Agcy. RB, 5.00%, 07/01/2013	2,410,000	2,412,506
West Jefferson, AL Amusement & Pub. Park Auth. RB, Visionland Alabama Proj., 7.50%, 12/01/2008	400,000	409,352
West Jordan, UT IDRRB, Boise Cascade Corp., 6.20%, 07/15/2007	410,000	414,387
Wichita, KS RB, CSJ Hlth. Sys., 7.20%, 10/01/2015	130,000	145,211
Wood Glen, TX Hsg. Fin. Corp. Mtge. RB, Copperwood Proj., Ser. A, 7.65%, 07/01/2022	1,000,000	1,002,070

		80,431,124

PUBLIC FACILITIES 1.3%
Austin, TX Convention Enterprise RB:
6.60%, 01/01/2021	2,000,000	2,111,960
6.70%, 01/01/2028	500,000	532,685
Crossings at Fleming Island CDD Florida RB, Ser. A, 5.60%, 05/01/2012	1,695,000	1,820,837
San Francisco, CA City & Cnty. COP, 2789 25th Street Proj., 5.00%, 09/01/2014	600,000	606,630
San Francisco, CA City & Cnty. Redev. Agcy. Hotel RB, 6.50%, 07/01/2008	600,000	601,404
St. Charles, IL Park Dist. RB, 4.80%, 12/01/2010	425,000	425,382
Washoe Cnty., NV Reno/Sparks Convention Ctr. RB, 5.375%, 07/01/2008	1,350,000	1,351,890

		7,450,788

RESOURCE RECOVERY 0.6%
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler Corp., 5.10%, 01/01/2008, (Insd. by
AMBAC)	500,000	509,000
Connecticut Resource Recovery Auth. RRB, Mid-Connecticut Sys., Ser. A:
5.50%, 11/15/2011	930,000	951,725
5.50%, 11/15/2012	920,000	941,491
Dade Cnty., FL Resource Recovery RB:
5.50%, 10/01/2010	225,000	229,743
5.50%, 10/01/2013	200,000	204,198
Northeast Nebraska Solid Waste Facs. RB, 4.45%, 05/15/2008	265,000	265,151
Pasco Cnty., FL Solid Waste RB, 6.00%, 04/01/2010	400,000	423,636

		3,524,944

SALES TAX 1.2%
Chula Vista, CA Redev. Agcy. Tax Allocation RRB, 8.625%, 09/01/2024	4,835,000	4,931,700
Metropolitan Pier & Expo. Auth., Illinois RB, 5.50%, 06/01/2011	500,000	505,705
San Antonio, TX Hotel Occupancy RB, Gonzalez Convention Ctr. Proj., 5.75%, 08/15/2019	1,175,000	1,200,262
San Francisco, CA City & Cnty. Fin. Auth. Tax Allocation RRB, Redev. Proj., Ser. B, 4.75%, 08/01/2017	275,000	275,171

		6,912,838

STUDENT LOAN 0.1%
Connecticut Higher Ed. Loan Auth. RRB, Ser. B, 5.25%, 11/15/2006	125,000	125,244
Massachusetts Edl. Financing Auth. RB, Ser. C-RMK, 4.60%, 12/01/2008	480,000	480,561

		605,805

TOBACCO REVENUE 3.9%
California Tobacco Securitization Corp. RRB, Enhanced Asset-Backed, Ser. A:
5.00%, 06/01/2015	2,500,000	2,509,425
5.00%, 06/01/2016	2,530,000	2,539,538

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE continued
Nassau Cnty., NY Tobacco Settlement Corp. RRB, Ser. A-3, 5.00%, 06/01/2035	$500,000	$502,455
Puerto Rico Tobacco Settlement RRB, Children's Trust Fund, 5.375%, 05/15/2033	1,000,000	1,026,070
Tobacco Settlement Auth. of Rhode Island RRB:
6.125%, 06/01/2032	4,000,000	4,239,520
6.25%, 06/01/2042	1,500,000	1,591,410
Tobacco Settlement Auth. of Washington RB, 6.625%, 06/01/2032	150,000	165,021
Tobacco Settlement Fin. Corp. of New Jersey RB:
5.75%, 06/01/2032	4,910,000	5,155,402
6.00%, 06/01/2037	2,000,000	2,124,340
6.125%, 06/01/2042	2,500,000	2,665,150

		22,518,331

TRANSPORTATION 2.5%
Delaware River Port Auth. of Pennsylvania & New Jersey RB, Ser. 1995, 5.50%, 01/01/2026	1,470,000	1,501,473
Florida Port Fin. Commission RB, 5.375%, 06/01/2016, (Insd. by MBIA)	1,000,000	1,030,010
Louisiana Regl. Trans. Auth. RB, 5.00%, 05/01/2007	500,000	503,655
Miami, OH Valley Regl. Trans. Auth., Ltd. Tax RB, 5.10%, 12/01/2008	330,000	330,346
Phoenix, AZ Street & Hwy. RB, 6.25%, 07/01/2011	1,355,000	1,393,265
Port Auth. of New York & New Jersey Spl. Obl. RB:
Ser. 103, 5.125%, 12/15/2011	1,215,000	1,228,511
Ser. 119, 5.00%, 09/15/2007	8,550,000	8,644,392
Port Auth. of New York & New Jersey Spl. Obl. RRB, Ser. 107, 5.375%, 10/15/2016	70,000	70,805

		14,702,457

UTILITY 4 .1%
Albuquerque, NM Water & Sewer Sys. RB, 4.75%, 07/01/2007	40,000	40,036
Amarillo, TX Waterworks & Sewer Sys. RRB, 5.00%, 04/01/2009	390,000	390,421
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,013
Chicago, IL Wastewater Transmission RB, 5.125%, 01/01/2025	3,005,000	3,049,865
Escambia Cnty., FL Util. Sys. RB, 5.00%, 01/01/2007	2,000,000	2,009,420
Northern Colorado Water Conservancy Dist. RB, 6.50%, 12/01/2012	2,800,000	2,874,704
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	575,000	577,777
San Diego, CA Sewer RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,754,655
Washoe Cnty., NV Water Facs. RB, Sierra Pacific Power, 6.65%, 06/01/2017	10,000,000	10,276,100

		23,977,991

WATER & SEWER 3.4%
Bexar, TX Metro. Water Dist. Waterworks RB, 5.875%, 05/01/2022	2,945,000	2,979,574
Grapevine, TX COP, 5.25%, 02/15/2014	2,860,000	2,863,432
Hollister, CA Joint Power Fin. RRB, Sewer Sys. Impt. Proj., 5.75%, 12/01/2011 ##	3,020,000	3,034,556
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	335,000	341,345
New Jersey EDA Water Facs. RB, New Jersey American Water Co. Proj., Ser. B, 5.50%, 06/01/2023	230,000	230,230
Oklahoma Water Resource Board RB, Ser. A, 5.65%, 09/01/2018	275,000	280,500
Texas Water Dev. RB, Revolving Fund, 5.125%, 07/15/2018	10,000,000	10,047,700

		19,777,337

Total Municipal Obligations (cost $579,548,465)		582,112,043

	Shares	Value

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $293,463)	293,463	293,463

Total Investments (cost $579,841,928) 100.6%		582,405,506
Other Assets and Liabilities (0.6%)		(3,242,318)

Net Assets 100.0%		$579,163,188

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
ARS	Auction Rate Security
BIG	Bond Investors Guarantee
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
RAN	Revenue Anticipation Note
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
TCR	Transferable Custody Receipts

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of August 31, 2006:

California	11.4%
New York	9.9%
Texas	9.2%
Illinois	6.7%
Massachusetts	6.4%
Florida	5.1%
Washington	4.2%
South Dakota	3.7%
New Jersey	3.3%
West Virginia	3.3%
Nevada	3.0%
Ohio	3.0%
Pennsylvania	2.9%
Louisiana	2.5%
Alaska	2.4%
Connecticut	2.3%
Arizona	1.9%
Alabama	1.7%
Indiana	1.7%
Colorado	1.5%
Arkansas	1.3%
Maryland	1.3%
Oklahoma	1.2%
Rhode Island	1.0%
North Carolina	0.9%
Virginia	0.9%
Michigan	0.7%
Utah	0.7%
Minnesota	0.6%
Georgia	0.5%
Montana	0.5%
South Carolina	0.5%
Kentucky	0.4%
Mississippi	0.4%
Nebraska	0.4%
Oregon	0.4%
Tennessee	0.4%
Missouri	0.3%
Puerto Rico	0.3%
Wisconsin	0.3%
District of Columbia	0.2%
Kansas	0.2%
Delaware	0.1%
Idaho	0.1%
Maine	0.1%
North Dakota	0.1%
Non-state specific	0.1%

100.0%

On August 31, 2006, the aggregate cost of securities for federal income tax purposes was $580,139,577. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,825,152 and $2,559,223, respectively, with a net unrealized appreciation of $2,265,929.

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:	/s/ Dennis H. Ferro Dennis H. Ferro, Principal Executive Officer

Date: October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro Dennis H. Ferro, Principal Executive Officer

Date: October 27, 2006

By:	/s/ Kasey Phillips Kasey Phillips Principal Financial Officer

Date: October 27, 2006